Investment Objectives and Goals - Shelton Equity Premium Income ETF	Aug. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON EQUITY PREMIUM INCOME ETF Ticker Symbol: SEPI
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Shelton Equity Premium Income ETF (the “Fund”) seeks to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.